Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Net Unrealized Gains (Losses) on Open Contracts and Longest Contract Maturities

The net unrealized gains (losses) on open contracts at December 31, 2015 and 2014, respectively, reported as a component of “Equity in trading account” in the Statements of Financial Condition of Spectrum Select and Spectrum Technical, and their longest contract maturities were as follows:

Spectrum Select

	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded

2015	$1,185,590	$257,677	$1,443,267	Mar. 2018	Mar. 2016
2014	5,966,628	495,854	6,462,482	Mar. 2019	Mar. 2015

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Net Unrealized Gains (Losses) on Open Contracts and Longest Contract Maturities
Spectrum Technical
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
2015	$(512,622)	$123,044	$(389,578)	Dec. 2018	Apr. 2016
2014	3,637,757	432,710	4,070,467	Mar. 2018	Jun. 2015